Leases (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($) m²
Leases [Line Items]
Lease term	5 years
Monthly payment agreements	$ 59
Lease expired date	August 2026
Lease Agreements [Member]
Leases [Line Items]
Squaremeters (in Square Meters) | m²	3,080
Nanox Imaging Inc. [Member]
Leases [Line Items]
Lease expired date	January 2025
Rent payments	$ 6
USARAD Holdings Inc [Member]
Leases [Line Items]
Monthly payment agreements	$ 12
Lease expired date	December 2027
Vehicles [Member]
Leases [Line Items]
Monthly payment agreements	$ 7